Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings/(loss) per common share
Net income/(loss)	$ 44.4	$ 19.7	$ 152.4	$ (22.8)
Weighted average common shares outstanding (in shares)	84,414,876	108,627,579	88,664,331	110,077,312
Earnings/(loss) per common share (in dollars per share)	$ 0.53	$ 0.18	$ 1.72	$ (0.21)
Earnings/(loss) per diluted common share
Share-based compensation plans (in shares)	692,674	508,245	601,534	0
Weighted average diluted common shares outstanding (in shares)	85,107,550	109,135,824	89,265,865	110,077,312
Earnings/(loss) per diluted common share (in dollars per share)	$ 0.52	$ 0.18	$ 1.71	$ (0.21)